Schedule of other financial liabilities (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
IfrsStatementLineItems [Line Items]
Due to employees			₨ 65,814	₨ 63,860
Share warrants	[1]
Deposits	[2]		353,154	353,154
Total		$ 5,027	₨ 418,968	417,014
Macquarie Warrant [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrant outstanding

[1]	Warrants—Macquarie (considered derivative instruments)
[2]	Deposit received from the Global Distribution System provider (GDS), which is repayable at the end of the contract and interest free nature was initially recognised at fair value. The difference between the deposit received and fair value initially recognised is treated as deferred consideration under Note 37. Deposits are subsequently measured at amortised cost and unwinding is recognised under finance cost. The deferred consideration recognised is amortised over the tenure of deposit on straight line basis and amortisation is recognised as revenue.